Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Summary of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2017	3,857	32	3,889
Additions	4,750	—	4,750
Used during year	(3,754)	(25)	(3,779)
Exchange differences	(15)	(2)	(17)
At December 31, 2017	4,838	5	4,843
Additions	1,147	—	1,147
Used during year	(1,379)	—	(1,379)
Exchange differences	(986)	—	(986)
At December 31, 2018	3,620	5	3,625

Analysis of total provisions:

	2018	2017
Non current	3,296	4,078
Current	329	765
	3,625	4,843